Leases - Maturities Of Operating Lease Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Leases [Abstract]
2025	$ 548
2026	566
Minimum lease payments	1,114
Less imputed interest	(90)
Operating lease liabilities	481	$ 94
Operating lease liabilities, net of current portion	543	$ 0
Total operating lease liabilities	$ 1,024